Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Line Items]
Schedules of Concentration of Risk, by Risk Factor
At December 31, 2025 and 2024, the following commitments existed which are not reflected in the Consolidated Statements of Financial Condition:

	December 31,
	2025	2024
	(In thousands)
Loan commitments:
Residential real estate	$18,069	$9,790
Multifamily real estate	31,554	17,712
Commercial real estate	68,188	30,681
Construction	101,138	26,973
Commercial business	41,059	33,027
Consumer including home equity loans and advances	4,241	6,862

Total loan commitments	$264,249	$125,045

Schedule of Fair Value, off-Balance-Sheet Risks
The following table presents the activity in the allowance for credit losses on off-balance-sheet
exposures for years ended December 31, 2025 and 2024:

	December 31,
	2025	2024
	(In thousands)
Allowance for Credit Losses:
Beginning balance	$3,821	$5,484
Provision for (reversal of) credit losses	125	(1,663)

Balance at end of period	$3,946	$3,821

Northfield Bancorp, Inc. [Member]
Commitments And Contingencies [Line Items]
Summary of Commitment and Contingent Liabilities Not Reflected in Consolidated Financial Statements
At December 31, 2025 and 2024, the following commitment and contingent liabilities existed that are not reflected in the accompanying consolidated financial statements (in thousands):

	December 31,
	2025	2024
Commitments to extend credit	$21,736	$51,260
Unused lines of credit	316,348	261,783
Standby letters of credit	4,982	5,362